Quarterly Holdings Report
for
Fidelity Managed Retirement 2035 Fund℠
April 30, 2025
R99-NPRT3-0625
1.9907113.102
Bond Funds - 47.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	921	9,199
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	206,471	1,581,566
Fidelity Series Corporate Bond Fund (a)	107,392	995,520
Fidelity Series Emerging Markets Debt Fund (a)	12,721	100,112
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,821	25,921
Fidelity Series Floating Rate High Income Fund (a)	2,090	18,264
Fidelity Series Government Bond Index Fund (a)	177,978	1,640,956
Fidelity Series High Income Fund (a)	2,147	18,252
Fidelity Series International Developed Markets Bond Index Fund (a)	99,045	862,683
Fidelity Series Investment Grade Bond Fund (a)	153,438	1,545,117
Fidelity Series Investment Grade Securitized Fund (a)	107,922	966,979
Fidelity Series Long-Term Treasury Bond Index Fund (a)	162,664	884,894
Fidelity Series Real Estate Income Fund (a)	1,826	18,243
TOTAL BOND FUNDS (Cost $8,607,549)		8,667,706

Domestic Equity Funds - 25.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	62,936	1,093,833
Fidelity Series Commodity Strategy Fund (a)	451	40,177
Fidelity Series Large Cap Growth Index Fund (a)	30,297	705,316
Fidelity Series Large Cap Stock Fund (a)	29,236	654,306
Fidelity Series Large Cap Value Index Fund (a)	82,402	1,327,494
Fidelity Series Small Cap Core Fund (a)	28,297	297,400
Fidelity Series Small Cap Opportunities Fund (a)	10,201	134,659
Fidelity Series Value Discovery Fund (a)	30,971	474,783
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,579,417)		4,727,968

International Equity Funds - 25.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	18,595	311,831
Fidelity Series Emerging Markets Fund (a)	29,298	267,787
Fidelity Series Emerging Markets Opportunities Fund (a)	56,287	1,075,643
Fidelity Series International Growth Fund (a)	43,643	802,155
Fidelity Series International Index Fund (a)	22,583	300,808
Fidelity Series International Small Cap Fund (a)	13,913	245,985
Fidelity Series International Value Fund (a)	56,331	793,697
Fidelity Series Overseas Fund (a)	53,271	798,005
Fidelity Series Select International Small Cap Fund (a)	1,317	15,966
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,250,497)		4,611,877

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	205	2,062
Fidelity Series Treasury Bill Index Fund (a)	24,440	243,182
TOTAL SHORT-TERM FUNDS (Cost $245,235)		245,244

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $103,637)	4.41	103,637	103,637

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,786,335)	18,356,432
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,840)
NET ASSETS - 100.0%	18,351,592

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	151,078	259,586	403,406	4,721	3,590	(1,649)	9,199	921
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	875,831	1,116,358	395,821	33,532	(1,149)	(13,653)	1,581,566	206,471
Fidelity Series Blue Chip Growth Fund	645,031	922,314	390,611	67,770	(17,097)	(65,804)	1,093,833	62,936
Fidelity Series Canada Fund	168,151	217,768	91,046	6,886	(637)	17,595	311,831	18,595
Fidelity Series Commodity Strategy Fund	88,718	34,130	80,971	3,329	(3,072)	1,372	40,177	451
Fidelity Series Corporate Bond Fund	552,224	695,757	243,934	26,207	(728)	(7,799)	995,520	107,392
Fidelity Series Emerging Markets Debt Fund	57,627	66,643	23,054	3,390	(29)	(1,075)	100,112	12,721
Fidelity Series Emerging Markets Debt Local Currency Fund	14,481	17,066	5,994	877	(7)	375	25,921	2,821
Fidelity Series Emerging Markets Fund	188,962	221,400	139,736	6,717	(4,768)	1,929	267,787	29,298
Fidelity Series Emerging Markets Opportunities Fund	756,794	881,249	566,027	20,103	(19,116)	22,743	1,075,643	56,287
Fidelity Series Floating Rate High Income Fund	10,415	12,777	4,480	925	(14)	(434)	18,264	2,090
Fidelity Series Government Bond Index Fund	855,288	1,178,273	395,637	32,038	(404)	3,436	1,640,956	177,978
Fidelity Series Government Money Market Fund	1,853	113,557	11,773	252	-	-	103,637	103,637
Fidelity Series High Income Fund	56,549	35,872	75,048	2,000	1,690	(811)	18,252	2,147
Fidelity Series International Developed Markets Bond Index Fund	414,329	701,124	250,472	18,233	(1,796)	(502)	862,683	99,045
Fidelity Series International Growth Fund	421,626	569,667	190,357	21,586	(1,131)	2,350	802,155	43,643
Fidelity Series International Index Fund	158,723	210,923	83,067	5,902	(254)	14,483	300,808	22,583
Fidelity Series International Small Cap Fund	157,931	177,263	86,828	18,358	(1,750)	(631)	245,985	13,913
Fidelity Series International Value Fund	419,174	562,506	249,459	23,689	594	60,882	793,697	56,331
Fidelity Series Investment Grade Bond Fund	834,301	1,095,703	382,858	37,624	(602)	(1,427)	1,545,117	153,438
Fidelity Series Investment Grade Securitized Fund	539,726	678,884	248,852	25,359	(268)	(2,511)	966,979	107,922
Fidelity Series Large Cap Growth Index Fund	414,329	531,242	246,412	2,358	(8,836)	14,993	705,316	30,297
Fidelity Series Large Cap Stock Fund	375,814	497,138	201,048	34,852	(3,377)	(14,221)	654,306	29,236
Fidelity Series Large Cap Value Index Fund	772,793	1,023,485	435,927	33,759	(3,186)	(29,671)	1,327,494	82,402
Fidelity Series Long-Term Treasury Bond Index Fund	506,073	654,627	248,852	17,832	(853)	(26,101)	884,894	162,664
Fidelity Series Overseas Fund	418,946	563,220	218,357	11,635	(616)	34,812	798,005	53,271
Fidelity Series Real Estate Income Fund	10,357	11,928	4,166	590	9	115	18,243	1,826
Fidelity Series Select International Small Cap Fund	-	15,476	23	-	-	513	15,966	1,317
Fidelity Series Short-Term Credit Fund	9	3,134	1,089	25	(1)	9	2,062	205
Fidelity Series Small Cap Core Fund	185,667	260,958	103,306	2,827	(3,543)	(42,376)	297,400	28,297
Fidelity Series Small Cap Opportunities Fund	114,579	112,381	67,136	10,768	(2,356)	(22,809)	134,659	10,201
Fidelity Series Treasury Bill Index Fund	4,341	264,821	25,993	638	16	(3)	243,182	24,440
Fidelity Series Value Discovery Fund	270,625	370,848	145,795	18,878	(2,571)	(18,324)	474,783	30,971
	10,442,345	14,078,078	6,017,535	493,660	(72,262)	(74,194)	18,356,432

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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